Liquidity and Going Concern	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Going Concern

2. Liquidity and Going Concern

The Company has limited cash resources, has reported recurring losses from operations since inception and has not yet received revenues from sales of products. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern, and the Company’s current cash resources may not provide sufficient capital to fund operations for at least the next twelve months. Historically, the Company’s primary source of financing has been through the sale of its securities. The continuation of the Company as a going concern depends upon the Company’s ability to raise additional capital through an equity offering, debt offering or strategic opportunity to fund its operations. There can be no assurance that the Company will be successful in accomplishing these plans in order to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.